Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Global Opportunities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Global Opportunities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Global Opportunities Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Opportunities Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Opportunities Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Global Opportunities Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Opportunities Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Opportunities Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Opportunities Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Opportunities Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Global Opportunities Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Opportunities Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Opportunities Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Opportunities Fund - Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Opportunities Fund - Class A | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Global Opportunities Fund - Class A | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Global Opportunities Fund - Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Global Opportunities Fund - Class A | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Opportunities Fund - Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Global Opportunities Fund - Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Global Opportunities Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Global Opportunities Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Opportunities Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Opportunities Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Global Opportunities Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Global Opportunities Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Global Opportunities Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Opportunities Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Global Opportunities Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Columbia Global Opportunities Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Opportunities Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Global Opportunities Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Global Opportunities Fund - Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Global Opportunities Fund - Institutional Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Global Opportunities Fund - Institutional Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Columbia Global Opportunities Fund - Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Global Opportunities Fund - Institutional Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Opportunities Fund - Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Global Opportunities Fund - Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%